Document and Entity Information	12 Months Ended
Oct. 28, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Jun 30, 2011
Registrant Name	BLACKROCK GLOBAL SMALLCAP FUND, INC.
Central Index Key	0000922457
Amendment Flag	false
Document Creation Date	Sep 28, 2012
Document Effective Date	Sep 28, 2012
Prospectus Date	Oct 28, 2011

BlackRock Global SmallCap Fund, Inc.

(the “Fund”)

Supplement dated September 28, 2012
to the Fund’s Prospectus and Summary Prospectus, each dated October 28, 2011

Effective October 1, 2012, the Fund will change the benchmark against which it measures its performance from the MSCI World Small Cap Index to the MSCI All Country World Small Cap Index. Fund management believes the MSCI All Country World Small Cap Index more accurately reflects the investment strategy of the Fund. The MSCI All Country World Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. For the one-, five- and ten-year periods ended December 31, 2010, the average annual total returns for the MSCI All Country World Small Cap Index were 26.28%, 6.73% and 9.42%, respectively.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK GLOBAL SMALLCAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Oct 28, 2011
Supplement [Text Black]	bgsfi_SupplementTextBlack

BlackRock Global SmallCap Fund, Inc.

(the “Fund”)

Supplement dated September 28, 2012
to the Fund’s Prospectus and Summary Prospectus, each dated October 28, 2011

Effective October 1, 2012, the Fund will change the benchmark against which it measures its performance from the MSCI World Small Cap Index to the MSCI All Country World Small Cap Index. Fund management believes the MSCI All Country World Small Cap Index more accurately reflects the investment strategy of the Fund. The MSCI All Country World Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. For the one-, five- and ten-year periods ended December 31, 2010, the average annual total returns for the MSCI All Country World Small Cap Index were 26.28%, 6.73% and 9.42%, respectively.

BLACKROCK GLOBAL SMALLCAP FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Black]	bgsfi_SupplementTextBlack

BlackRock Global SmallCap Fund, Inc.

(the “Fund”)

Supplement dated September 28, 2012
to the Fund’s Prospectus and Summary Prospectus, each dated October 28, 2011

Effective October 1, 2012, the Fund will change the benchmark against which it measures its performance from the MSCI World Small Cap Index to the MSCI All Country World Small Cap Index. Fund management believes the MSCI All Country World Small Cap Index more accurately reflects the investment strategy of the Fund. The MSCI All Country World Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. For the one-, five- and ten-year periods ended December 31, 2010, the average annual total returns for the MSCI All Country World Small Cap Index were 26.28%, 6.73% and 9.42%, respectively.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK GLOBAL SMALLCAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Oct 28, 2011
Document Creation Date	dei_DocumentCreationDate	Sep 28, 2012